Consolidated Statements of Changes in Shareholders' Equity	Total USD ($)	Total CNY	Ordinary Share CNY	Additional Paid in Capital CNY	Statutory Reserves CNY	Accumulated Other Comprehensive Income (Loss) CNY	Retained Earnings CNY	Total Shanda Shareholders' Equity CNY	Non-controlling interest CNY
Beginning balance at Dec. 31, 2007		3,839,714,808	11,962,574	2,099,657,388	147,694,485	(22,170,294)	1,386,272,658	3,623,416,811	216,297,997
Beginning balance, shares at Dec. 31, 2007			144,741,544
Exercise of share option		42,444,347	85,306	42,359,041				42,444,347
Exercise of share option, shares			1,227,728
Share-based compensation		56,042,329		52,873,494				52,873,494	3,168,835
Repurchase of shares of the company		(839,686,183)	(630,706)	(98,295,606)			(740,759,871)	(839,686,183)
Repurchase of shares of the company, Shares			(9,037,538)
Prepayment for share repurchase		(373,067,467)		(373,067,467)				(373,067,467)
Repurchase of own shares by subsidiary		(17,865,782)		(8,950,757)				(8,950,757)	(8,915,025)
Unrealized net appreciation of marketable securities		110,007				110,007		110,007
Currency translation adjustments of the Company		(39,401,357)				(39,401,357)		(39,401,357)
Currency translation adjustments of subsidiaries		(144,702,343)				(72,495,874)		(72,495,874)	(72,206,469)
Equity pick-up of equity movement in an affiliated company		1,681,205		842,282				842,282	838,923
Purchase of additional equity interest in a subsidiaries from non-controlling shareholders		(11,126,657)							(11,126,657)
Non-controlling interest arising from other business combination		3,810,010							3,810,010
Capital contribution to subsidiary by non-controlling shareholders		5,000							5,000
Allocation of equity component of convertible debt upon issuance		216,269,142		216,269,142				216,269,142
Net income		1,240,831,973					1,228,674,196	1,228,674,196	12,157,777
Appropriations to statutory reserves					36,060,017		(36,060,017)
Ending balance at Dec. 31, 2008		3,975,059,032	11,417,174	1,931,687,517	183,754,502	(133,957,518)	1,838,126,966	3,831,028,641	144,030,391
Ending balance, shares at Dec. 31, 2008			136,931,734
Exercise of share option		72,268,014	85,572	72,182,442				72,268,014
Exercise of share option, shares			1,390,332
Share-based compensation		169,301,332		26,837,206				26,837,206	142,464,126
Repurchase of shares of the company			(233,989)	336,269,839			(336,035,850)
Repurchase of shares of the company, Shares			(3,604,132)
Exercise of share option of subsidiaries		16,014,217		1,263,127		9,990		1,273,117	14,741,100
Unrealized net appreciation of marketable securities		6,606,990				6,963,156		6,963,156	(356,166)
Currency translation adjustments of the Company		122,772				122,772		122,772
Currency translation adjustments of subsidiaries		41,853,012				19,590,669		19,590,669	22,262,343
Convertible debt conversion		(7,327,177)	9,897	(7,337,074)				(7,327,177)
Convertible debt conversion, Shares			144,920
Change of economic interests in Shanda Games Limited upon its initial public offering		6,697,355,090		5,993,051,794		18,083,509		6,011,135,303	686,219,787
Purchase of additional equity interest in a subsidiaries from non-controlling shareholders		(23,622,624)		(4,677,433)		(9,990)		(4,687,423)	(18,935,201)
Non-controlling interest arising from other business combination		332,628,354							332,628,354
Capital contribution to subsidiary by non-controlling shareholders		2,726,275							2,726,275
Capital contribution to a subsidiary attributable to non-controlling interest				(3,745,253)				(3,745,253)	3,745,253
Net income		1,706,307,246					1,592,564,271	1,592,564,271	113,742,975
Appropriations to statutory reserves					12,570,334		(12,570,334)
Ending balance at Dec. 31, 2009		12,989,292,533	11,278,654	8,345,532,165	196,324,836	(89,197,412)	3,082,085,053	11,546,023,296	1,443,269,237
Ending balance, shares at Dec. 31, 2009	134,862,854		134,862,854
Exercise of share option		38,426,776	45,166	38,381,610				38,426,776
Exercise of share option, shares			673,952
Share-based compensation		198,107,033		20,175,697				20,175,697	177,931,336
Repurchase of shares of the company		(3,322,210,916)	(1,566,858)	(1,340,332,898)			(1,980,311,160)	(3,322,210,916)
Repurchase of shares of the company, Shares			(23,018,378)
Repurchase of shares of a subsidiary		(255,925,121)		(113,974,438)		(756,938)		(114,731,376)	(141,193,745)
Exercise of share option of subsidiaries		28,950,296		5,087,871		199,972		5,287,843	23,662,453
Unrealized net appreciation of marketable securities	(583,145)	(3,848,754)				(2,759,518)		(2,759,518)	(1,089,236)
Unrealized appreciation of investment in securities	75,758	500,000				500,000		500,000
Currency translation adjustments of the Company	14,018,392	92,521,390				92,521,390		92,521,390
Currency translation adjustments of subsidiaries	(27,801,676)	(183,491,059)				(181,585,053)		(181,585,053)	(1,906,006)
Convertible debt conversion		(24,594)	20	(24,614)				(24,594)
Convertible debt conversion, Shares			296
Purchase of additional equity interest in a subsidiaries from non-controlling shareholders		(22,968,467)		2,845,547				2,845,547	(25,814,014)
Issuance of ordinary shares and options by Shanda Games Limited relating to acquisition of Mochi Media, Inc.		24,050,030		15,765,633				15,765,633	8,284,397
Issuance of ordinary shares by Hurray! Holding Co., Ltd. ("Hurray Holding") relating to acquisition of Ku6 Holding Limited		188,352,381		41,031,687		(9,398,000)		31,633,687	156,718,694
Non-controlling interest arising from other business combination		97,997,032							97,997,032
Change in equity interests in Shanda Games Limited relating to purchase equity investment from other entity under common control by Shanda				2,442,547				2,442,547	(2,442,547)
Change In Equity Interests Relating To Transfer Online Audio Business And Acquire Wireless Value Added Service And Recorded Music Businesses				(38,937,610)				(38,937,610)	38,937,610
Issuance of ordinary shares by Hurray Holding to purchase additional equity interests in the online audio business from non-controlling shareholders				(1,855,557)				(1,855,557)	1,855,557
Capital contribution to subsidiary by non-controlling shareholders		103,340,000		635,320				635,320	102,704,680
Disposal of a subsidiary by Hurray Holding		(2,874,264)				(646,708)		(646,708)	(2,227,556)
Net income		792,320,588					614,150,968	614,150,968	178,169,620
Appropriations to statutory reserves					11,248,731		(11,248,731)
Ending balance at Dec. 31, 2010	$ 1,630,684,074	10,762,514,884	9,756,982	6,976,772,960	207,573,567	(191,122,267)	1,704,676,130	8,707,657,372	2,054,857,512
Ending balance, shares at Dec. 31, 2010	112,518,724		112,518,724